TIME DEPOSIT	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
TIME DEPOSIT
13	TIME DEPOSIT

As of December 31, 2014, the time deposit was denominated in Renminbi with carried fixed interest rate at 2.8% per annum and has matured in June 2, 2015.

As of December 31, 2015, the time deposit was denominated in Renminbi with carried fixed interest rate at 1.95% per annum and will mature in May 18, 2016.